Intangible Assets and Goodwill - Intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Gross intangible assets	$ 565,487	$ 281,356	$ 336,678
Accumulated amortization	(146,227)	(254,686)	(261,717)
Intangible assets	$ 419,260	$ 26,670	$ 74,961
Weighted average remaining amortization period in years	3 years	1 year	2 years